Segment Reporting	9 Months Ended
Sep. 30, 2016
Segment Reporting
Segment Reporting

Note 25 – Segment Reporting

The Company operates in three reportable segments: investment activities, new loan origination, and SBA loan origination.

The Company seeks to maximize the value of the distressed loans it acquired through loan modification programs, special servicing and other initiatives focused on keeping borrowers in their properties. Where this is not possible, such as in the case of many distressed loans, the Company seeks to effect property resolution in a timely, orderly and economically efficient manner, including through the use of resolution alternatives to foreclosure.

The new loan origination segment is operated by a wholly-owned subsidiary, ReadyCap. ReadyCap originates SBC loans through multiple loan origination channels.  These loans are financed though warehouse lines and through proceeds from securitization transactions.

The SBA loan origination and servicing segment is operated by a wholly-owned subsidiary, Lending. Lending originates and services SBA loans guaranteed by the SBA under the SBA loan program. Lending holds a SBA license as a Small Business Lending Company.

In accordance with ASC 280,  Segment Reporting, the Company has not included discontinued operations in the segment reporting.

The Company uses segment net income or loss from continuing operations as the measure of profitability of its reportable segments.

Reportable segments for the three months ended September 30, 2016 are summarized in the below table.

			SBA Loan
	Investment	New Loan	Origination
(In Thousands)	Activities	Origination	and Servicing	Consolidated
Interest income
Loans, held-for-investment	$15,793	1,015	10,201	$27,009
Loans, held at fair value	633	3,317	—	3,950
Loans, held for sale, at fair value	—	164	—	164
Mortgage backed securities, at fair value	767	—	—	767
Total interest income	17,193	4,496	10,201	31,890
Interest expense
Borrowings under credit facilities	(1,838)	(14)	(515)	(2,367)
Promissory note payable	(18)	—	—	(18)
Securitized debt obligations	(3,887)	—	(346)	(4,233)
Borrowings under repurchase agreements	(2,300)	(1,841)	—	(4,141)
Guaranteed loan financing	—	—	(3,338)	(3,338)
Total interest expense	(8,043)	(1,855)	(4,199)	(14,097)
Net interest income before provision for loan losses	9,150	2,641	6,002	17,793
Provision for loan losses	153	—	(641)	(488)
Net interest income after provision for loan losses	9,303	2,641	5,361	17,305
Other income (expense)
Other income (expense)	844	1,404	(519)	1,729
Servicing income	6	135	1,520	1,661
Employee compensation and benefits	96	(2,351)	(2,567)	(4,822)
Allocated employee compensation and benefits from related party	(542)	(204)	(154)	(900)
Professional fees	(1,797)	(422)	(901)	(3,120)
Management fees – related party	(1,080)	(406)	(307)	(1,793)
Loan servicing expense	(1,473)	(191)	(166)	(1,830)
Operating expenses	(729)	(1,595)	(1,049)	(3,373)
Total other income (expense)	(4,675)	(3,630)	(4,143)	(12,448)
Net realized gain on financial instruments	423	542	1,489	2,454
Net unrealized gain on financial instruments	802	2,755	—	3,557
Net income before income tax provisions	5,853	2,308	2,707	10,868
Provisions for income taxes	145	(487)	(955)	(1,297)
Net income	$5,998	$1,821	$1,752	$9,571
Less: Net income attributable to non-controlling interests				777
Net income attributable to Sutherland Asset Management Corporation				$8,794
Total Assets	$1,282,303	$241,148	$625,227	$2,148,678

Reportable segments for the nine months ended September 30, 2016 are summarized in the below table.

			SBA Loan
	Investment	New Loan	Origination
(In Thousands)	Activities	Origination	and Servicing	Consolidated
Interest income
Loans, held-for-investment	$51,047	3,082	35,989	$90,118
Loans, held at fair value	1,806	7,978	—	9,784
Loans, held for sale, at fair value	—	352	—	352
Mortgage backed securities, at fair value	4,028	—	—	4,028
Total interest income	56,881	11,412	35,989	104,282
Interest expense
Borrowings under credit facilities	(4,926)	(14)	(1,457)	(6,397)
Promissory note payable	(85)	—	—	(85)
Securitized debt obligations	(12,022)	—	(1,152)	(13,174)
Borrowings under repurchase agreements	(6,463)	(5,223)	—	(11,686)
Guaranteed loan financing	—	—	(10,701)	(10,701)
Total interest expense	(23,496)	(5,237)	(13,310)	(42,043)
Net interest income before provision for loan losses	33,385	6,175	22,679	62,239
Provision for loan losses	(3,370)	—	(1,319)	(4,689)
Net interest income after provision for loan losses	30,015	6,175	21,360	57,550
Other income (expense)
Other income	1,740	2,694	901	5,335
Servicing income	41	371	4,008	4,420
Employee compensation and benefits	(95)	(6,805)	(7,105)	(14,005)
Allocated employee compensation and benefits from related party	(1,596)	(605)	(499)	(2,700)
Professional fees	(4,523)	(1,108)	(2,942)	(8,573)
Management fees – related party	(3,229)	(1,225)	(1,010)	(5,464)
Loan servicing (expense) income	(3,817)	(504)	432	(3,889)
Operating expenses	(2,998)	(5,128)	(3,059)	(11,185)
Total other income (expense)	(14,477)	(12,310)	(9,274)	(36,061)
Net realized gain (loss) on financial instruments	(2,017)	2,311	3,426	3,720
Net unrealized gain on financial instruments	4,011	1,789	—	5,800
Net income (loss) before income tax provisions	17,532	(2,035)	15,512	31,009
Provisions for income taxes	145	2,003	(5,474)	(3,326)
Net income (loss) from continuing operations	$17,677	$(32)	$10,038	$27,683
Loss from discontinued operations				(351)
Net income				$27,332
Less: Net income attributable to non-controlling interests				2,217
Net income attributable to Sutherland Asset Management Corporation				$25,115
Total Assets	$1,282,303	$241,148	$625,227	$2,148,678

Reportable segments for the three months ended September 30,  2015 are summarized in the below table.

			SBA Loan
	Investment	New Loan	Origination
(In Thousands)	Activities	Origination	and Servicing	Consolidated
Interest income
Loans, held-for-investment	$16,128	$96	$15,399	$31,623
Loans, held at fair value	528	4,419	—	4,947
Loans, held for sale, at fair value	—	94	—	94
Mortgage backed securities, at fair value	2,981	—	—	2,981
Total interest income	19,637	4,609	15,399	39,645
Interest expense
Borrowings under credit facilities	(851)	—	(499)	(1,350)
Securitized debt obligations of consolidated VIEs	(2,522)	—	(474)	(2,996)
Borrowings under repurchase agreements	(2,813)	(1,542)	—	(4,355)
Guaranteed loan financing	—	—	(4,923)	(4,923)
Total interest expense	(6,186)	(1,542)	(5,896)	(13,624)
Net interest income before provision for loan losses	13,451	3,067	9,503	26,021
Provision for loan losses	(2,375)	—	(1,737)	(4,112)
Net interest income after provision for loan losses	11,076	3,067	7,766	21,909
Other income (expense)
Other income	1,365	369	2,265	3,999
Servicing income	7	34	953	994
Employee compensation and benefits	—	(2,507)	(2,427)	(4,934)
Allocated employee compensation and benefits from related party	(415)	(98)	(83)	(596)
Professional fees	(562)	(283)	(722)	(1,567)
Management fees – related party	(1,282)	(304)	(255)	(1,841)
Incentive fees – related party	(475)	(112)	(94)	(681)
Loan servicing (expense) income	(1,111)	(172)	512	(771)
Operating expenses	(654)	(1,616)	(1,178)	(3,448)
Total other income (expense)	(3,127)	(4,689)	(1,029)	(8,845)
Net realized gain on financial instruments	1,411	261	1,317	2,989
Net unrealized gain (loss) on financial instruments	(1,721)	1,396	—	(325)
Net income before income tax provisions	7,639	35	8,054	15,728
Provisions for income taxes	—	514	(3,196)	(2,682)
Net income from continuing operations	7,639	549	4,858	13,046
Gain from discontinued operations				386
Net income				$13,432
Less: Net income attributable to non-controlling interests				1,118
Net income attributable to Sutherland Asset Management Corporation				$12,314
Total Assets	$1,255,892	$265,229	$825,169	$2,329,781

Reportable segments for the nine months ended September 30, 2015 are summarized in the below table.

			SBA Loan
	Investment	New Loan	Origination
(In Thousands)	Activities	Origination	and Servicing	Consolidated
Interest income
Loans, held-for-investment	$47,599	$96	$41,015	$88,710
Loans, held at fair value	2,678	9,563	46	12,287
Loans, held for sale, at fair value	—	148	—	148
Mortgage backed securities, at fair value	8,998	—	—	8,998
Total interest income	59,275	9,807	41,061	110,143
Interest expense
Borrowings under credit facilities	(2,344)	—	(4,525)	(6,869)
Securitized debt obligations of consolidated VIEs	(6,708)	—	(553)	(7,261)
Borrowings under repurchase agreements	(9,149)	(3,223)	—	(12,372)
Guaranteed loan financing	—	—	(8,210)	(8,210)
Total interest expense	(18,201)	(3,223)	(13,288)	(34,712)
Net interest income before provision for loan losses	41,074	6,584	27,773	75,431
Provision for loan losses	(9,178)	—	(6,681)	(15,859)
Net interest income after provision for loan losses	31,896	6,584	21,092	59,572
Other income (expense)
Other income	3,113	1,722	5,150	9,985
Servicing income	398	36	4,943	5,377
Employee compensation and benefits	—	(7,243)	(6,772)	(14,015)
Allocated employee compensation and benefits from related party	(968)	(620)	(220)	(1,808)
Professional fees	(2,890)	(522)	(2,415)	(5,827)
Management fees – related party	(3,790)	(912)	(722)	(5,424)
Incentive fees – related party	(740)	(84)	(249)	(1,073)
Loan servicing (expense) income	(4,705)	(403)	1,468	(3,640)
Operating expenses	1,415	(4,377)	(5,387)	(8,349)
Total other income (expense)	(8,167)	(12,403)	(4,204)	(24,774)
Net realized gain (loss) on financial instruments	1,912	(861)	1,317	2,368
Net unrealized gain (loss) on financial instruments	(994)	3,849	—	2,855
Net income (loss) before income tax provisions	24,647	(2,831)	18,205	40,021
Provisions for income taxes	—	1,820	(6,999)	(5,179)
Net income (loss) from continuing operations	24,647	(1,011)	11,206	34,842
Gain from discontinued operations				1,057
Net income				$35,899
Less: Net income attributable to non-controlling interests				2,871
Net income attributable to Sutherland Asset Management Corporation				$33,028
Total Assets	$1,255,892	$265,229	$825,169	$2,329,781